S-K 1603(a)(7) Sponsor Controlling Persons	Jun. 29, 2026
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	In addition, KingsRock is the controlling member of KingsRock Viking Acquisition II, LLC. Messrs. Wohlin and Jaffe are managing partners of KingsRock, and the two of them plus Messrs. Ottensoser and von Girsewald, who are Managing Directors at KingsRock, control the management of our sponsor. Messrs. Wohlin, Jaffe and Ottensoser control the exercise of voting and investment discretion over the securities of our company held by our sponsor.